CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Redeemable Noncontrolling Interest
Adoption of ASC 606 | Adoption of ASC 606	$ (122)					$ (123)	$ 2	$ (1)
Balance, as recast	4,721		$ 25	$ 0	$ 4,399	2,118	(1,861)	40
Beginning balance at Dec. 31, 2015	4,843		25	0	4,399	2,241	(1,863)	41
Beginning balance at Dec. 31, 2015									$ 18
Net income (loss), excluding redeemable non controlling interests	(269)					(264)		(5)
Net income (loss), redeemable non controlling interests									8
Other comprehensive loss, net of tax	102	[1]					99	3
Dividend paid	(202)					(201)		(1)	(5)
Acquisition of treasury stock	(14)			(14)	0
Common shares issued from treasury stock for share-based compensation	0			5	(5)
Issuance of common shares	3				3			0
Other changes	(21)				11	(1)		(31)
Ending balance at Dec. 31, 2016	4,320		25	(9)	4,408	1,652	(1,762)	6
Ending balance at Dec. 31, 2016									21
Net income (loss), excluding redeemable non controlling interests	280					272		8
Net income (loss), redeemable non controlling interests									10
Other comprehensive loss, net of tax	(207)	[1]					(204)	(3)
Dividend paid	(162)					(161)		(1)	(6)
Acquisition of treasury stock	(38)			(38)
Common shares issued from treasury stock for share-based compensation	29			37	(8)
Share-based compensation expense	19				19
Other changes	(9)				(7)	0		(2)
Ending balance at Dec. 31, 2017	4,232	[2]	25	(10)	4,412	1,763	(1,966)	8
Ending balance at Dec. 31, 2017	25	[2]							25
Net income (loss), excluding redeemable non controlling interests	1,087					1,068		19
Net income (loss), redeemable non controlling interests									12
Other comprehensive loss, net of tax	102						107	(5)
Dividend paid	(236)					(235)		(1)	(7)
Acquisition of treasury stock	(156)			(156)
Common shares issued from treasury stock for share-based compensation	3			38	(35)
Share-based compensation expense	35				35
Other changes	1				(3)			4
Ending balance at Dec. 31, 2018	5,068		$ 25	$ (128)	$ 4,409	$ 2,596	$ (1,859)	$ 25
Ending balance at Dec. 31, 2018	$ 30								$ 30

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).